Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	315,513	206,760
Carrying amount, assets	$ 5,591	$ 2,811
Carrying amount, liabilities	$ 3,667	$ 1,173
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	123,308	90,295
Carrying amount, assets	$ 511	$ 939
Carrying amount, liabilities	1,116	424
Change in fair value of hedging instrument	(4,338)	468
Change in fair value of hedged item	(4,314)	487
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (24)	$ (19)
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	38,924	43,839
Carrying amount, assets	$ 525	$ 1,062
Carrying amount, liabilities	$ 166	$ 207
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	276,589	162,921
Carrying amount, assets	$ 5,066	$ 1,749
Carrying amount, liabilities	$ 3,501	$ 966
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	114,527	72,365
Derivatives | Foreign currency | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	8,781	17,930
Carrying amount, assets	$ 418	$ 827
Carrying amount, liabilities	166	207
Change in fair value of hedging instrument	659	987
Change in fair value of hedged item	659	987
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	114,527	72,365
Carrying amount, assets	$ 93	$ 112
Carrying amount, liabilities	950	217
Change in fair value of hedging instrument	(4,997)	(519)
Change in fair value of hedged item	(4,973)	(500)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (24)	$ (19)